[LOGO] State Street Research                                [PHOTO]

       Investment Trust
--------------------------------------------------------------------------------

                                               Semiannual Report to Shareholders
                                               June 30, 1999

-----------------------
In this Report
-----------------------
                         75 Years
                             of Investing
                         Worth
                           Celebrating

                                    [PHOTO]

                                      plus

                                             America Goes Shopping as the
                                             U.S. Economy Sizzles

                                             What's a Stock Worth?

                                             Fund Portfolio and Financials

Contents

2  6 Month Review
   A look at the fund and its market
   environment over the past 6 months

6  Performance in Perspective
   The most recent performance in the
   context of the fund's track record

8  The Fund in Detail
   Portfolio holdings, financials and notes

--------------------------------------------------------------------------------

From the Chairman

75 Years Ago

State Street Research Investment Trust issued its first shares -- and became one of America's two original mutual funds. Since then the fund has achieved an unparalleled track record. Its strategy: disciplined investment management and first-hand company research. Plus the fund has had the consistency of only five managers whose management practices have had a profound influence. That's why we chose to introduce our newly designed, simplified shareholder reports with this special 75th anniversary review of State Street Research Investment Trust. We think the educational format, lively graphics and plain English style will make it easier to understand how your fund performed -- and why.

[PHOTO]

Ralph F. Verni

We're proud to recall -- and celebrate -- 75 years of State Street Research Investment Trust. We thank you for your confidence, and we look forward to continuing to help you work toward your financial goals in the future.

Sincerely,


/s/ Ralph F. Verni

Ralph F. Verni
Chairman, State Street Research
June 30, 1999


6 Month Review
-------

Management's Discussion of Fund Performance Part 1

How State Street Research Investment Trust Performed During a strong six-month period for the stock market, the fund returned 10.47%. This performance was in line with other growth and income funds.

                                                         Class A Shares(1)

                                                             [GRAPHIC]

                                                              10.47%

Reasons for the Fund's Performance With expectations for economic improvement around the globe, investors looked beyond the large-company growth stocks that have dominated the market for the past two years. The fund anticipated this changing environment by shifting some investments to basic industry and energy stocks. These moves helped performance. However, the fund's investments in drug, consumer staples and selected financial stocks were hurt by the change in investor sentiment. Financial stocks were also vulnerable to rising interest rates.

        S&P 500
       Index(2)

       [GRAPHIC]

        12.38%

    Lipper Average
Growth & Income Fund(3)

       [GRAPHIC]

        10.93%

How the Fund is Positioned for the Period Ahead We continue to focus on stocks of high-quality companies that lead or dominate their markets, especially media/entertainment companies and energy companies. We reduced the fund's exposure to health care and technology stocks.

Our Outlook We are optimistic that American companies will report higher profits in 1999 and that the global economic picture could improve. If interest rates remain tame, the markets could respond favorably. That said, we believe investors should expect continued volatility. The fund's balance of growth and cyclical stocks should make it easier to respond to a changing environment.

More Management's Discussion of Fund Performance on page 6. |_|

"The fund's balance of growth and cyclical stocks should make it easier to respond to a changing environment."

[PHOTO]

John Wilson
Portfolio Manager,
State Street Research Investment Trust

Because financial markets and mutual fund strategies are constantly evolving, it's possible that the fund's holdings, market stance, outlook for various industries or securities and other matters discussed in this report have changed since this information was prepared. Portfolio changes should not be considered recommendations for action by individual investors.


2 State Street Research Investment Trust

        ------------------------------------------------------------------------
[PHOTO] The Fund at a Glance as of 6/30/99
        ------------------------------------------------------------------------

        State Street Research Investment Trust seeks to provide long-term growth of capital and, secondarily, long-term growth of income.

                                                            Ticker Symbols

                                                            Class A:     SITAX
                                                            Class B(1):  SITPX
                                                            Class B:     SITBX
                                                            Class C:     SITDX
                                                            Class S:     STSTX


Total net assets: $3.1 billion

Top 10 Holdings

     Issuer/security        % of fund assets

 1   Bank of America                    3.7%

 2   Tyco International                 3.5%

 3   Chase Manhattan                    3.1%

 4   General Electric                   2.7%

 5   MCI WorldCom                       2.7%

 6   Total Fina                         2.5%

 7   Dow Chemical                       2.5%

 8   Citigroup                          2.4%

 9   CBS                                2.3%

10   McDonald's                         2.0%

See page 11 for more detail.

Performance

---------------------------------------------------
Class A See page 7 for data on other share classes.
---------------------------------------------------

Year-to-date(1) as of 6/30/99: 10.47%

Fund average annual total return(6)

------         -------             --------
1 Year         5 Years             10 Years
------         -------             --------
12.15%          23.21%              16.40%
------         -------             --------

S&P 500(2)

------         -------             --------
1 Year         5 Years             10 Years
------         -------             --------
22.76%          27.86%              18.76%
------         -------             --------

-------------------------------
Top 5 Industries
-------------------------------

% of fund assets

Multi-Sector Companies             10.0%

Drugs & Biotechnology               7.7%

Telecommunications                  6.8%

Miscellaneous Financial             6.8%

Banks & Savings & Loans             6.7%

America Goes Shopping as the U.S. Economy Sizzles

Two consecutive quarters of strong economic growth wiped out any early concerns that American companies might not be able to generate profits above 1998's anemic levels. Retail and home sales were strong in most parts of the country, reflecting higher personal income and rising consumer confidence. However, the personal savings rate turned negative late last year and stood at -1.2% in June.

Inflation has remained tame despite a tight labor market. Not even rising energy prices were able to send the Consumer Price Index up by more than a fraction of one percent. Nevertheless, the Federal Reserve Board of Governors raised short-term interest rates by one-quarter percent on June 30. The stock market interpreted the move as good news, because the increase was in line with consensus expectations.

Leadership began to broaden in the second half of the period, as small company stocks outpaced large-company growth stocks. However, inflation worries continue to plague the bond market, and most bonds lost ground during the period.

                          Stocks Soar     Bonds Stumble

                          [LINE GRAPH]     [LINE GRAPH]

The Dow Jones Industrial Average(4) soared past 10,000 while the yield of the 30-year U.S. Treasury bond, a bellwether for sentiment among bond investors, rose above 6.0% as the total return of Lehman Brothers Long Government Bond Index fell.(5)

--------------------------------------------------------------------------------

(1) Does not reflect sales charge.

(2) The S&P 500 (officially, the "Standard & Poor's 500 Composite Stock Price Index") is an unmanaged index of 500 U.S. stocks. The index does not take transaction charges into consideration. It is not possible to invest directly in the index.

(3) The Lipper Growth & Income Fund Average shows the performance of a category of mutual funds with similar goals. The Lipper average shows you how well the fund has done compared with competing funds.

(4) The Dow Jones Industrial Average is a weighted and adjusted average of 30 industrial stocks listed on the New York Stock Exchange. The Dow Jones Industrial Average is used as a common indicator of general market trends.

(5) The Lehman Brothers Long Government Bond Index is an unmanaged index of fixed rate U.S. Treasury and agency issues with 20 years or more to maturity. The index does not take transaction charges into consideration. It is not possible to invest directly in the index.

(6) At maximum applicable sales charge.

--------------------------------------------------------------------------------
The Way We Think

                                   75 Years of
                             Investment Performance
                                Worth Celebrating

When State Street Research launched one of America's first mutual funds in the summer of 1924, the firm's founders were single-minded about their goal: Achieve a first-rate performance -- and let the world beat a path to your door. They were different from their lone competitor, which focused its energies on an aggressive sales campaign. But State Street Research's goal suited Paul Cabot, the fund's first manager, and rewarded its shareholders with an outstanding record of performance. Seventy-five years and four portfolio managers later, performance still rules. The firm's emphasis on research continues, as does its uncompromising commitment to its customers.

Consistent Performance Over Time When the stock market is rising at a remarkable clip, it's easy to look like a genius. But the history of the American mutual fund is one of hazards as well as opportunities; of booming business cycles, punctuated by recession; of friendly, falling interest rates followed by periods of inflation. State Street Research Investment Trust has flourished through these changing environments.

--------------------------------------------------------------------------------
The year was 1924, and America was full of promise: The economy was robust. The financial markets were rising. Technology was changing the way Americans lived, worked and traveled. Paul Cabot, just 26 years old, signed on Richard Paine and Richard Saltonstall to help him launch State Street Research Investment Trust. And the rest, as they say, is history...
--------------------------------------------------------------------------------

The fund's lifetime cumulative return is more than an astonishing 1,000,000%. Its average annual return of over 13% for all share classes is also impressive.

The success of State Street Research Investment Trust has been aided by strong growth periods in the stock market. Despite the Great Depression, dozens of recessions, and a half-dozen wars and military conflicts, the fund has grown steadily.

Inspired Thinking, Disciplined Investment Management State Street Research pioneered growth stock investing. Methods introduced by Cabot and his colleagues during the fund's early years have become standard in the industry today. For example, Cabot favored in-house research over Wall Street research. He encouraged analysts to meet with companies face-to-face. He understood the importance of investing in management that had demonstrated the ability to control costs, boost margins and promote products. Cabot also looked for companies that were increasing their profits, or

                                  [LINE GRAPH]

-----
1920s
-----
                                       Dow
                                        at
                                       248

$10,000
invested in 1924(2)

1924 The inception of one of the nation's two original mutual funds, State Street Research Investment Trust.

1927 Formation of Merck & Co.'s predecessor, which becomes the nation's leading pharmaceutical firm.

[PHOTO]

-----
1930s
-----
                                       Dow
                                        at
                                       150

[PHOTO]

1935 Douglas Aircraft builds the DC-3, the first passenger plane to fly profitably.

[PHOTO]

1939 DuPont(R) introduces nylon fabric, an important breakthrough in the apparel industry.

-----
1940s
-----
                                       Dow
                                        at
                                       200

1943 Sir Alexander Fleming receives Nobel Prize for the discovery and development of Penicillin.

[PHOTO]

-----
1950s
-----
                                       Dow
                                        at
                                       679

[PHOTO]

1953 IBM(R) introduces its first computer, the 701, enabling businesses to take advantage of the power of computers.

[PHOTO]

1955 The entertainment industry gains momentum. ABC declares first profit of $6 million.

-----
1960s
-----
                                       Dow
                                        at
                                       800

[PHOTO]

1964 Lee Iacocca introduces the Ford Mustang, paving the way for tremendous growth in the auto industry.

[PHOTO]

1969 The aerospace industry emerges. Astronauts land on the Moon.

(1) Keep in mind that past performance is no guarantee of future results. The investment return and principal value of an investment made in the fund will fluctuate and shares, when redeemed, may be worth more or less than their original cost. Results assume reinvestment of capital gain distributions and income dividends at net asset value. Performance includes periods prior to the creation of share classes, which resulted in new 12b-1 fees which will reduce subsequent performance. Performance reflects maximum 5.75% Class A share front-end sales charge, or 5% Class B(1) or B share or 1% Class C share contingent deferred sales charge, where applicable. During the periods prior to 1990 that shares of the fund were not offered to the general public, the fund was not subject to the cash inflows and higher redemptions and expenses that have occurred during the fund's current continuous public offering. (2) The investment results are based on an assumed $10,000 investment at the maximum Class A share sales charge of


4 State Street Research Investment Trust earnings, faster than their competitors. He has been credited with originating the idea of measuring the value of a company on the basis of both its current and projected price/earnings ratio -- a radical departure from the conventional wisdom of the day, which focused on a stock's yield.

Only four managers have followed Cabot at the helm of State Street Research Investment Trust during the past 75 years: George Bennett (1958-1985); his son, Peter Bennett (1985-1996), now Executive Vice President and Equity Department Head; and John Wilson, who became manager in 1996, after the untimely death of Steven Somes, who managed the fund for just one year (1995).

A Continuing Commitment to Share holders State Street Research has always been committed to providing shareholders with the services they need and the information they want to keep up with their investments. As early as 1927, we were one of the first firms to provide candid commentary on fund performance. In recent years, we have been recognized as a leader in shareholder education, prospectus simplification and plain-English communications. Proven Performance. Commitment to Investors: It's a tall order for most funds -- but a track record of accomplishment for State Street Research Investment Trust -- one of the nation's two original mutual funds.

--------------------------------------------------------------------------------
                  Average Annual Total Returns as of 6/30/99(1)

           Life of Fund
               Since
             7/29/1924  10 Years    5 Years     1 Year

Class A        13.32%     16.40%     23.21%     12.15%
Class B(1)     13.34%     16.57%     23.58%     13.15%
Class B        13.34%     16.57%     23.58%     13.15%
Class C        13.34%     16.56%     23.73%     16.99%
Class S        13.43%     17.30%     25.02%     19.33%
--------------------------------------------------------------------------------

                                  [LINE GRAPH]

-----
1970s
-----
                                       Dow
                                        at
                                       839

1971 Federal Express challenges fast delivery of products and information.

[PHOTO]

1972 Hewlett-Packard pioneers the era of personal computing with the first scientific handheld calculator.

-----
1980s
-----
                                      Dow
                                       at
                                      2,753

[PHOTO]

1984 Breakup of AT&T leads to an explosion of competition in the telecommunications industry.

[PHOTO]

1988 Time Warner Inc.(R) marks a new stage in the evolution of the media industry.

-----
1990s
-----
                                       Dow
                                      hits
                                     10,000

[PHOTO]

1996 The automotive industry pushes forward. General Motors introduces the electric car.

With all distributions reinvested

     ---------------
     $117,829,529(3)
     ---------------

With only capital gains distributions reinvested

      --------------
      $12,253,179(4)
      --------------

5.75%. The net amount invested was $9,425. No adjustment has been made for income taxes payable by shareholders on income dividends or capital gain distributions. (3) Total value, including reinvested dividends and capital gain distributions taken in shares, from 7/29/24-6/30/99. (4) Total value, assuming dividends taken in cash and capital gains reinvested, from 7/29/24-6/30/99.

The companies listed above are for illustration only, and there is no guarantee that the fund currently invests or has invested in such companies' securities. All trademarks are the property of their respective owners.


A Closer Look [GRAPHIC]

The Price/ Earnings Ratio

What's a Stock Worth?

Can you tell whether a company's stock price is 1) fair, 2) a bargain, or 3) a premium? One way investment professionals determine value is by looking at a company's stock price in relationship to its earnings per share, i.e. its price/ earnings ratio or p/e. If a stock's p/e is lower than its competitors or its own historical average, the company may be headed down -- or it could be a bargain if management turns the company around. Conversely, if the stock's p/e is higher than its competitors, it may be wildly expensive or it may have a product or brand name with growth potential that could justify its premium price. The price/earnings ratio isn't magic, but many professional and individual invest ors today use it to help determine whether to buy or sell a stock.

[GRAPHIC] A Closer Look

12b-1 fees

So-called 12b-1 fees are named after the SEC rule that permits them.

The fund pays 12b-1 fees to cover service and distribution costs. The fees cover personal services and the maintenance of shareholder accounts. The fees also cover selling and marketing expenditures for the sale of fund shares.

The fund pays 12b-1 fees out of its assets, so shareholders see them as an indirect charge rather than a direct charge.

[GRAPHIC]

-----------
Performance in Perspective
-----------

Management's Discussion of Fund Performance Part 2

Ten-Year Performance Figures as of June 30, 1999

These two pages focus on the fund's long-term track record. While a mutual fund's past performance is never a guarantee of future results, long-term returns can serve as an important context for evaluating recent performance. Three ways of measuring long-term performance are cumulative returns, average annual returns and the change in value over time of a given investment. Information about these measures follows, while the share class boxes contain the results of these measures for each share class.

Cumulative Total Return

This represents the total percentage you would have earned or lost if you had invested a lump sum in the fund and left it there until the end of the period indicated. Performance would be lower if sales charges were reflected.

Average Annual Total Return

Average annual total return is the rate you would have had to earn during each year of a given time period -- say, five years -- in order to end up with the fund's actual cumulative return for those five years.

In reality, of course, fund performance varies from year to year. Because of this, a fund's actual performance for a given year may be higher or lower than an average annual performance figure.

$10,000 Over Ten Years

This example is similar to cumulative total return, but uses dollars rather than percentages, and assumes that the lump sum you invested was $10,000. It also compares fund performance to the performance of a market index.

All of the performance figures on these pages assume reinvestment of dividends and distributions.

The average annual total returns for the fund also include the effects of any fees and sales charges that would apply for each share class.

The fund's returns include performance from before the creation of share classes. If this performance reflected the share classes' current 12b-1 fees, the fund's returns may have been lower..

The S&P 500 (officially, the "Standard & Poor's 500 Composite Stock Price Index") is an unmanaged index of 500 U.S. stocks. The index does not take transaction charges into consideration. It is not possible to invest directly in the index.

--------------------------------------------------------------------------------
Class A Front Load
-------

o Initial sales charge of 5.75% or less, with lower sales charges for larger investments (see a prospectus for details)

o Lower annual expenses than Class B(1) or Class C shares because of lower distribution/ service (12b-1) fee of 0.25%

                                                               Life of Fund
     Cumulative Total Return   1 Year   5 Years    10 Years      (7/29/24)
                              -----------------------------------------------
     (does not reflect         18.99%   201.28%     384.43%    1,250,389.89%
     sales charge)

                                                               Life of Fund
Average Annual Total Return    1 Year   5 Years    10 Years      (7/29/24)
                              -----------------------------------------------
     (at maximum applicable    12.15%    23.21%      16.40%        13.32%
     sales charge)

$10,000 Over Ten Years

[The following table was represented as a line graph in the printed material.]

         Class A   S & P 500
         -------   ---------
"89"       9425      10000
"90"      11592      11645
"91"      12041      12503
"92"      13384      14177
"93"      15170      16106
"94"      15154      16332
"95"      18102      20582
"96"      22665      25930
"97"      29601      34922
"98"      38370      45459
"99"      45658      55806


6 State Street Research Investment Trust

--------------------------------------------------------------------------------
Class B(1) Back Load for accounts opened after 1/1/99
----------

o  No initial sales charge

o  Deferred sales charge of 5% or less on shares you sell within six years

o  Annual distribution/service (12b-1) fee of 1.00%

o Automatic conversion to Class A shares after eight years, reducing future annual expenses

                                                               Life of Fund
     Cumulative Total Return   1 Year   5 Years    10 Years      (7/29/24)
                              -----------------------------------------------
     (does not reflect         18.15%   190.21%     363.14%    1,195,433.38%
     sales charge)

                                                               Life of Fund
Average Annual Total Return    1 Year   5 Years    10 Years      (7/29/24)
                              -----------------------------------------------
     (at maximum applicable    13.15%    23.58%      16.57%        13.34%
     sales charge)

$10,000 Over Ten Years

[The following table was represented as a line graph in the printed material.]

         Class B(1)    S & P 500
         ----------    ---------
"89"        9999         10000
"90"       12299         11645
"91"       12776         12503
"92"       14201         14177
"93"       16097         16106
"94"       15959         16332
"95"       18912         20582
"96"       23510         25930
"97"       30467         34922
"98"       39200         45459
"99"       46314         55806

--------------------------------------------------------------------------------
Class B Back Load for accounts opened before 1/1/99
-------

o  No initial sales charge

o  Deferred sales charge of 5% or less on shares you sell within five years

o  Annual distribution/service (12b-1) fee of 1.00%

o Automatic conversion to Class A shares after eight years, reducing future annual expenses

                                                               Life of Fund
     Cumulative Total Return   1 Year   5 Years    10 Years      (7/29/24)
                              -----------------------------------------------
     (does not reflect         18.15%   190.21%     363.15%    1,195,443.22%
     sales charge)

                                                               Life of Fund
Average Annual Total Return    1 Year   5 Years    10 Years      (7/29/24)
                              -----------------------------------------------
     (at maximum applicable    13.15%    23.58%      16.57%        13.34%
     sales charge)

$10,000 Over Ten Years

[The following table was represented as a line graph in the printed material.]

         Class B(1)    S & P 500
         ----------    ---------
"89"        9999         10000
"90"       12299         11645
"91"       12776         12503
"92"       14201         14177
"93"       16097         16106
"94"       15959         16332
"95"       18912         20582
"96"       23510         25930
"97"       30467         34922
"98"       39200         45459
"99"       46314         55806

--------------------------------------------------------------------------------
Class C Level Load
-------

o  No initial sales charge

o Deferred sales charge of 1%, paid if you sell shares within one year of purchase

o  Lower deferred sales charge than Class B(1) shares

o  Annual distribution/service (12b-1) fee of 1.00%

o No conversion to Class A shares after eight years, so annual expenses do not decrease

                                                               Life of Fund
     Cumulative Total Return   1 Year   5 Years    10 Years      (7/29/24)
                              -----------------------------------------------
     (does not reflect         17.99%   190.03%    362.96%     1,194,964.32%
     sales charge)

                                                               Life of Fund
Average Annual Total Return    1 Year   5 Years    10 Years      (7/29/24)
                              -----------------------------------------------
     (at maximum applicable    16.99%    23.73%     16.56%        13.34%
     sales charge)

$10,000 Over Ten Years

[The following table was represented as a line graph in the printed material.]

          Class C   S & P 500
          -------   ---------
"89"        9999      10000
"90"       12299      11645
"91"       12776      12503
"92"       14201      14177
"93"       16109      16106
"94"       15963      16332
"95"       18928      20582
"96"       23533      25930
"97"       30475      34922
"98"       39237      45459
"99"       46296      55806

--------------------------------------------------------------------------------
Class S Special Programs
-------

o Available through certain retirement accounts, advisory accounts of the investment manager and other programs that usually involve special conditions and separate fees (see a prospectus for details)

o  No sales charges of any kind

o No distribution/service (12b-1) fees; annual expenses are lower than for other share classes

                                                               Life of Fund
     Cumulative Total Return   1 Year   5 Years    10 Years      (7/29/24)
                              -----------------------------------------------
     (does not reflect         19.33%   205.38%     392.99%    1,272,483.77%
     sales charge)

                                                               Life of Fund
Average Annual Total Return    1 Year   5 Years    10 Years      (7/29/24)
                              -----------------------------------------------
     (at maximum applicable    19.33%   25.02%       17.30%        13.43%
     sales charge)

$10,000 Over Ten Years

[The following table was represented as a line graph in the printed material.]

             Class S      S & P 500
             -------      ---------
"89"           9999         10000
"90"          12299         11645
"91"          12776         12503
"92"          14201         14177
"93"          16139         16106
"94"          16143         16332
"95"          19347         20582
"96"          24294         25930
"97"          31800         34922
"98"          41312         45459
"99"          49299         55806

--------------------------------------------------------------------------------

[GRAPHIC]
------------------
The Fund in Detail
--------

The following pages describe the fund in detail as of the date of this report. They provide a "snapshot" of the fund's holdings at one moment in time (the report date), describe the financial dimensions of its operations for the six months leading up to the report date and give a summary of operations on a per share basis for the past five fiscal years. There's also an overview of the fund and its business structure, as well as information on the accounting policies the fund uses in arriving at the figures it presents here.

                                                                       [GRAPHIC]

Together, the words and numbers in this section offer a comprehensive picture of the fund and its recent activities. In fact, the text and notes in this section are an integral part of the portfolio and financial information, which wouldn't be complete without them.

A glossary with definitions of many of the more technical accounting terms appears at the end of this section.

Keep in mind that in annual reports, the portfolio holdings and financial statements are audited, while in semiannual reports they are unaudited.


8 State Street Research Investment Trust

About the Fund
--------------------------------------------------------------------------------

Business structure

State Street Research Investment Trust is a mutual fund. A mutual fund allows shareholders to pool their assets for investment in a portfolio of securities. This fund is a series of State Street Research Master Investment Trust, a Massachusetts business trust that was organized in February of 1989 as a successor to State Street Investment Corporation and is an open-end management investment company.

Four entities administer the fund's main business functions:

   o The board of trustees oversee the fund with its shareholders' interests in mind and have ultimate responsibility for the fund's activities (see sidebar for trustee information).

   o The investment manager, State Street Research & Management Company, is responsible for the fund's investment and business activities and receives the management fee as compensation.

   o The distributor, State Street Research Investment Services, Inc., sells shares of the fund, handles investor inquiries and transaction orders and provides other shareholder services.

   o The custodian, State Street Bank and Trust Company, holds fund securities, provides data on their market value and handles related services.

The investment manager and the distributor are subsidiaries of Metropolitan Life Insurance Company, better known as MetLife. State Street Bank and Trust Company is not affiliated with MetLife (the similarity between its name and the names of the investment manager and distributor is coincidental). A majority of the trustees consists of people who are not affiliated with MetLife or any of its subsidiaries. The distributor pays a portion of its fees to MetLife for services it provides, including maintaining the accounts of some investors who hold shares through their firm's employee benefit plans and other sponsored arrangements.

Goal and strategy

The fund seeks to provide long-term growth of capital and secondarily, long-term growth of income. In managing its portfolio, the fund generally attempts to identify the industries that over the long term will grow faster than the economy as a whole.

Share classes

The fund offers five share classes, each with its own sales charge and expense structure.

For more information about the fund's strategies, risks and expenses, check the fund's prospectus; you'll need to read it before making any investments. The prospectus also has more details on the fund's share classes and its policies for shareholder accounts. To get a copy of any State Street Research prospectus, see the back cover of this report.

Board of Trustees

Ralph F. Verni
Chairman of the Board, President,
Chief Executive Officer and Director,
State Street Research & Management Company

Bruce R. Bond
Chairman of the Board,
Chief Executive Officer and President,
PictureTel Corporation

Steve A. Garban
Former Senior Vice President
for Finance and Operations and Treasurer, The Pennsylvania State University

Malcolm T. Hopkins
Former Vice Chairman of the Board
and Chief Financial Officer,
St. Regis Corp.

Dean O. Morton
Former Executive Vice President,
Chief Operating Officer and Director,
Hewlett-Packard Company

Susan M. Phillips
Dean, School of Business and Public Management,
George Washington University; former Member of the Board of Governors of the Federal Reserve
System and Chairman and Commissioner of the Commodity Futures Trading Commission

Toby Rosenblatt
President, Founders Investments Ltd.
President, The Glen Ellen Company

Michael S. Scott Morton
Jay W. Forrester Professor of Management,
Sloan School of Management,
Massachusetts Institute of Technology

The Fund's Accounting Policies
--------------------------------------------------------------------------------

In keeping with generally accepted accounting principles for mutual funds, the fund has used the following policies in preparing the portfolio holdings and financial statements in this report:

The fund values all portfolio securities as of the date of this report (or, if that day wasn't a business day, then the most recent business day). The fund uses the following methods for determining the values of various types of securities:

   o Listed securities -- The fund uses the price of the last sale on a national securities exchange that was quoted before the close of the New York Stock Exchange.

   o Over-the-counter securities -- The fund uses the closing prices quoted on the Nasdaq system. If a security hasn't traded that day, or if it is not quoted on the Nasdaq system, the value is set at halfway between the closing bid and asked quotations.

   o Securities maturing within sixty days -- The fund adjusts the value of these securities daily, moving them closer to the amount due on maturity as the maturity date approaches.

The fund accounts for each purchase and sale of portfolio securities on the date the transaction was executed. In calculating realized gains or losses, the fund takes as its cost basis the total cost of a security as of its delivery to the fund.

The fund records net investment income from portfolio securities as follows:

   o  Interest -- The fund accrues interest daily as it earns it.

   o  Cash dividends -- The fund accrues these on the ex-dividend date.

The fund accounts for income from the lending of its securities by including it in interest income.

The fund distributes its net earnings to its shareholders. The fund calculates these distributions using federal income tax regulations. As a result, they may be different than if the fund used generally accepted accounting principles. The fund distributes its earnings on the following schedule:

   o Dividends from net investment income -- The fund ordinarily declares and pays these quarterly, if any.

   o Net realized capital gains -- The fund distributes these annually, if any, and may make an additional distribution if tax regulations make it necessary.

If the fund has no earnings to distribute, it won't make a distribution.

The fund does not pay federal income tax. This is because it is exempt from taxes under Subchapter M of the Internal Revenue Code, in part because it makes distributions as described above.

The fund has used certain estimates and assumptions in preparing this report. Although they are necessary in order to follow generally accepted accounting principles, these estimates and assumptions affect several key areas, including statements of assets and liabilities and the reported amounts of income and expenses. Actual results could differ from those estimates.

The fund's securities and investment practices carry certain risks. Some are described in this report, but for a more complete discussion you should read the fund's prospectus and its Statement of Additional Information.


10 State Street Research Investment Trust

Portfolio Holdings June 30, 1999 (unaudited)
--------------------------------------------------------------------------------

The listings that begin on this page detail the fund's investment holdings as of the report date. We have grouped the holdings by asset class and by smaller sub-groups as well. For example, we have grouped this fund's stocks by sector of the economy, and then by specific industry within each sector.

The solid colored circles (1) show the fund's ten largest holdings, with the number in the circle showing where the holding ranks in the top ten.

--------------------------------------------------------------------------------
Notes about specific elements of the financials are called out in boxes such as this.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
KEY TO SYMBOLS

*  Denotes a security which has not paid a dividend during the last year.

+ Denotes an American Depositary Receipt, a form of ownership of foreign securities that is traded in the United States and denominated in U.S. dollars.

--------------------------------------------------------------------------------

                                                                      Market
      Issuer                                            Shares        Value
      ========================================================================

      Common Stocks 97.8% of net assets

      Automobiles & Transportation
      1.9% of net assets
      ========================================================================

      Automotive Parts 0.2%
      ------------------------------------------------------------------------
      Delphi Automotive Systems Corp.                   354,777     $6,585,546
                                                                   -----------

      Automobiles 1.1%
      ------------------------------------------------------------------------
      General Motors Corp.                              507,600     33,501,600
                                                                   -----------

      Miscellaneous Transportation 0.6%
      ------------------------------------------------------------------------
      Harley-Davidson Inc.                              329,300     17,905,688
                                                                   -----------
      Total Automobiles & Transportation                            57,992,834
                                                                   -----------

      Consumer Discretionary 18.9% of net assets
      ========================================================================

      Advertising Agencies 1.2%
      ------------------------------------------------------------------------
      Interpublic Group of Companies, Inc.              415,150     35,962,369
                                                                   -----------

      Casinos/Gambling 0.8%
      ------------------------------------------------------------------------
      Mirage Resorts Inc.*                            1,485,900     24,888,825
                                                                   -----------

      Commercial Services 1.7%
      ------------------------------------------------------------------------
      Waste Management Inc.                             961,100     51,659,125
                                                                   -----------

      Communications, Media & Entertainment 6.3%
      ------------------------------------------------------------------------
(9)   CBS Corp.                                       1,672,400     72,644,875
        TV/radio broadcasting network
      ------------------------------------------------------------------------
      Fox Entertainment Group Inc. Cl. A *              915,700     24,666,669
      ------------------------------------------------------------------------
      Time Warner Inc.                                  730,900     53,721,150
      ------------------------------------------------------------------------
      Viacom Inc. Cl. B*                                884,800     38,931,200
      ------------------------------------------------------------------------
      Walt Disney Co.                                   121,896      3,755,920
      ------------------------------------------------------------------------
                                                                   193,719,814
                                                                   -----------

      Consumer Products 0.9%
      ------------------------------------------------------------------------
      Best Buy Company Inc.*                            435,700     29,409,750
                                                                   -----------

      Household Furnishings 1.6%
      ------------------------------------------------------------------------
      Black & Decker Corp.                              778,900     49,168,063
                                                                   -----------

      Printing & Publishing 0.6%
      ------------------------------------------------------------------------
      Reader's Digest Association Inc. Cl. A            452,800     17,998,800
                                                                   -----------

      Restaurants 2.0%
      ------------------------------------------------------------------------
(10)  McDonald's Corp.                                1,509,400     62,357,087
      ------------------------------------------------------------------------
        Fast food restaurant franchiser
      ------------------------------------------------------------------------

Portfolio Holdings June 30, 1999 CONTINUED

                                                                            Market
      Issuer                                                   Shares       Value
      ===============================================================================
      Retail 3.8%
      -------------------------------------------------------------------------------
      Dayton Hudson Corp.                                      661,200    $42,978,000
      -------------------------------------------------------------------------------
      Home Depot Inc.                                          195,100     12,571,756
      -------------------------------------------------------------------------------
      Staples Inc.*                                            946,600     29,285,438
      -------------------------------------------------------------------------------
      Wal-Mart Stores, Inc.                                    693,200     33,446,900
      -------------------------------------------------------------------------------
                                                                          118,282,094
                                                                          -----------
      Total Consumer Discretionary                                        583,445,927
                                                                          -----------

      Consumer Staples 7.4% of net assets
      ===============================================================================

      Beverages 2.8%
      -------------------------------------------------------------------------------
      Anheuser-Busch Companies, Inc.                           198,500     14,081,094
      -------------------------------------------------------------------------------
      Coca-Cola Enterprises Inc.                             1,321,600     39,317,600
      -------------------------------------------------------------------------------
      PepsiCo Inc.                                             835,600     32,327,275
                                                                          -----------
                                                                           85,725,969
                                                                          -----------

      Drug & Grocery Store Chains 2.4%
      -------------------------------------------------------------------------------
      CVS Corp.                                                786,600     39,919,950
      -------------------------------------------------------------------------------
      Kroger Co.*                                            1,208,000     33,748,500
      -------------------------------------------------------------------------------
                                                                           73,668,450
                                                                          -----------

      Household Products 2.2%
      -------------------------------------------------------------------------------
      Colgate-Palmolive Co.                                    393,500     38,858,125
      -------------------------------------------------------------------------------
      Procter & Gamble Co.                                     327,300     29,211,525
      -------------------------------------------------------------------------------
                                                                           68,069,650
                                                                          -----------
      Total Consumer Staples                                              227,464,069

      Financial Services 17.3% of net assets
      ===============================================================================

      Banks & Savings & Loan 6.7%
      -------------------------------------------------------------------------------
(1)   Bank of America Corp.                                  1,549,409    113,591,047
        Money center banks
      -------------------------------------------------------------------------------
(3)   Chase Manhattan Corp.                                  1,093,100     94,689,788
                                                                          -----------
      Banking                                                             208,280,835
                                                                          -----------

      Financial Data Processing Services & Systems 1.3%
      -------------------------------------------------------------------------------
      First Data Corp.                                         822,000     40,226,625
                                                                          -----------

      Insurance 2.5%
      -------------------------------------------------------------------------------
      Ace Ltd.                                               1,312,400     37,075,300
      -------------------------------------------------------------------------------
      American International Group Inc.                        353,600     41,393,300
      -------------------------------------------------------------------------------
                                                                           78,468,600
                                                                          -----------

      Miscellaneous Financial 6.8%
      -------------------------------------------------------------------------------
      American Express Co.                                     253,800     33,025,725
      -------------------------------------------------------------------------------
      American General Corp.                                   423,642     31,932,016
      -------------------------------------------------------------------------------
      Capital One Financial Corp.                              336,300     18,727,706
      -------------------------------------------------------------------------------
(8)   Citigroup, Inc.                                        1,532,250     72,781,875
        Financial services
      -------------------------------------------------------------------------------
      Household International Inc.                           1,105,500     52,373,062
      -------------------------------------------------------------------------------
                                                                          208,840,384
                                                                          -----------
      Total Financial Services                                            535,816,444
                                                                          -----------

      Health Care 8.0% of net assets
      ===============================================================================

      Drugs & Biotechnology 7.7%
      -------------------------------------------------------------------------------
      American Home Products Corp.                             433,500     24,926,250
      -------------------------------------------------------------------------------
      Amgen Inc.*                                              640,900     39,014,787
      -------------------------------------------------------------------------------
      Baxter International Inc.                                671,000     40,679,375
      -------------------------------------------------------------------------------
      Bristol-Myers Squibb Co.                                 321,000     22,610,438
      -------------------------------------------------------------------------------
      Johnson & Johnson                                        309,900     30,370,200
      -------------------------------------------------------------------------------
      Pfizer Inc.                                               99,200     10,887,200
      -------------------------------------------------------------------------------
      Pharmacia & Upjohn Inc.                                  747,600     42,473,025
      -------------------------------------------------------------------------------
      Schering-Plough Corp.                                    514,100     27,247,300
                                                                          -----------
                                                                          238,208,575
                                                                          -----------

      Hospital Supply 0.3%
      -------------------------------------------------------------------------------
      Guidant Corp.*                                           198,500     10,210,344
                                                                          -----------
      Total Health Care                                                   248,418,919
                                                                          -----------

      Integrated Oils 7.8% of net assets
      ===============================================================================

      Integrated Domestic 1.3%
      -------------------------------------------------------------------------------
      Enron Corp.                                              480,600     39,289,050
                                                                          -----------

      Integrated International 6.5%
      -------------------------------------------------------------------------------
      BP Amoco PLC +                                           264,468     28,694,778
      -------------------------------------------------------------------------------
      Exxon Corp.                                              740,900     57,141,912
      -------------------------------------------------------------------------------
      Shell Transport & Trading PLC                            810,500     37,586,938
      -------------------------------------------------------------------------------
(6)   Total Fina SA +*                                       1,213,708     78,208,309
                                                                          -----------
        Oil exploration                                                   201,631,937
                                                                          -----------
      Total Integrated Oils                                               240,920,987
                                                                          -----------

      Materials & Processing 2.6% of net assets
      ===============================================================================

      Chemicals 2.5%
      -------------------------------------------------------------------------------
(7)   Dow Chemical Co.                                         597,600     75,820,500
                                                                          -----------
        Chemicals

      Diversified Manufacturing 0.1%
      -------------------------------------------------------------------------------
      Engelhard Corp.                                          154,700      3,500,087
                                                                          -----------
      Total Materials & Processing                                         79,320,587
                                                                          -----------


12 State Street Research Investment Trust

                                                                         Market
      Issuer                                              Shares         Value
      ============================================================================

      Other 10.0% of net assets
      ============================================================================
      Multi-Sector 10.0%
      ----------------------------------------------------------------------------
      AlliedSignal Inc.                                    877,800     $55,301,400
      ----------------------------------------------------------------------------
(4)   General Electric Co.                                 752,300      85,009,900
        Consumer & Industrial Products
      ----------------------------------------------------------------------------
      Monsanto Co.                                          82,900       3,269,369
      ----------------------------------------------------------------------------
      Raytheon Co. Cl. B                                   232,700      16,376,263
      ----------------------------------------------------------------------------
      Seagram Ltd.*                                        813,900      41,000,212
      ----------------------------------------------------------------------------
(2)   Tyco International Ltd.                            1,155,200     109,455,200
                                                                     -------------
        Diversified manufacturer

      Total Other                                                      310,412,344
                                                                     -------------

      Other Energy 1.5% of net assets
      ============================================================================

      Oil & Gas Producers 0.3%
      ----------------------------------------------------------------------------
      Ocean Energy Inc.*                                 1,058,500      10,188,063
                                                                     -------------

      Oil Well Equipment & Services 1.2%
      ----------------------------------------------------------------------------
      Schlumberger Ltd.                                    548,924      34,959,597
                                                                     -------------
      Total Other Energy                                                45,147,660
                                                                     -------------

      Producer Durables 2.0% of net assets
      ============================================================================

      Production Technology Equipment 2.0%
      ----------------------------------------------------------------------------
      Solectron Corp.*                                     341,800      22,793,788
      ----------------------------------------------------------------------------
      Teradyne Inc.*                                       549,400      39,419,450
      ----------------------------------------------------------------------------
                                                                        62,213,238
                                                                     -------------
      Total Producer Durables                                           62,213,238
                                                                     -------------

      Technology 12.4% of net assets
      ============================================================================

      Communications Technology 1.5%
      ----------------------------------------------------------------------------
      Lucent Technologies Inc.                             674,600      45,493,338
                                                                     -------------

      Computer Software 1.8%
      ----------------------------------------------------------------------------
      Microsoft Corp.*                                     621,000      56,006,437
                                                                     -------------

      Computer Technology 5.1%
      ----------------------------------------------------------------------------
      Cisco Systems Inc.*                                  581,800      37,526,100
      ----------------------------------------------------------------------------
      Electronic Data Systems Corp.                        255,700      14,463,031
      ----------------------------------------------------------------------------
      EMC Corp.*                                           209,000      11,495,000
      ----------------------------------------------------------------------------
      Hewlett-Packard Co.                                  264,000      26,532,000
      ----------------------------------------------------------------------------
      International Business Machines Corp.                476,000      61,523,000
      ----------------------------------------------------------------------------
      Sun Microsystems Inc.*                                98,200       6,763,525
      ----------------------------------------------------------------------------
                                                                       158,302,656
                                                                     -------------

      Electronics 1.0%
      ----------------------------------------------------------------------------
      Nokia Corp. +                                        334,500      30,627,656
                                                                     -------------

      Electronics: Semi-Conductors/Components 3.0%
      ----------------------------------------------------------------------------
      Intel Corp.                                          635,400      37,806,300
      ----------------------------------------------------------------------------
      Texas Instruments Inc.                               391,100      56,709,500
      ----------------------------------------------------------------------------
                                                                        94,515,800
                                                                     -------------
      Total Technology                                                 384,945,887
      ----------------------------------------------------------------------------

      Utilities 8.0% of net assets
      ============================================================================

      Electrical 1.2%
      ----------------------------------------------------------------------------
      FPL Group Inc.                                       172,800       9,439,200
      ----------------------------------------------------------------------------
      Unicom Corp.                                         755,500      29,133,969
                                                                     -------------
                                                                        38,573,169
                                                                     -------------

      Telecommunications 6.8%
      ----------------------------------------------------------------------------
      AT&T Corp.                                           604,300      33,727,494
      ----------------------------------------------------------------------------
      Bell Atlantic Corp.                                  508,700      33,256,262
      ----------------------------------------------------------------------------
(5)   MCI WorldCom Inc.*                                   967,200      83,239,650
        Telecommunications services
      ----------------------------------------------------------------------------
      MediaOne Group Inc.*                                 582,600      43,330,875
      ----------------------------------------------------------------------------
      Qwest Communications
        International Inc.*                                478,200      15,810,487
                                                                     -------------
                                                                       209,364,768
                                                                     -------------
      Total Utilities                                                  247,937,937
                                                                     -------------
      Total Common Stocks                                            3,024,036,833
                                                                     -------------

-------------------------------------------------------------
The fund paid a total of $1,977,044,671 for these securities.
-------------------------------------------------------------

Portfolio Holdings June 30, 1999 CONTINUED

                                                                                                              Market
Issuer                                                                                       Shares           Value
========================================================================================================================
Short-Term Investments 7.7% of net assets

------------------------------------------------------------------------------------------------------------------------
State Street Navigator Securities Lending Prime Portfolio                                  237,511,739      $237,511,739
                                                                                                          --------------

Total Short-Term Investments                                                                                 237,511,739
                                                                                                          --------------

-----------------------------------------------------------
The fund paid a total of $237,511,739 for these securities.
-----------------------------------------------------------

                                                        Coupon              Maturity        Amount of
                                                         Rate                 Date          Principal
========================================================================================================================
Commercial Paper 2.2% of net assets

------------------------------------------------------------------------------------------------------------------------
American Express Credit Corp.                             5.25%             7/01/1999       $5,560,000         5,560,000
------------------------------------------------------------------------------------------------------------------------
American Express Credit Corp.                             4.94%             7/06/1999       10,000,000        10,000,000
------------------------------------------------------------------------------------------------------------------------
Chevron U.S.A. Inc.                                       5.10%             7/08/1999        9,977,000         9,977,000
------------------------------------------------------------------------------------------------------------------------
Chevron U.S.A. Inc.                                       5.00%             7/12/1999        6,316,000         6,316,000
------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co.                                     5.20%             7/12/1999       12,000,000        12,000,000
------------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp.                            4.93%             7/08/1999        8,214,000         8,214,000
------------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp.                            5.25%             7/08/1999        4,836,000         4,836,000
------------------------------------------------------------------------------------------------------------------------
Household Finance Corp.                                   4.93%             7/06/1999       13,019,000        13,019,000
                                                                                                          --------------

Total Commercial Paper                                                                                        69,922,000
                                                                                                          --------------

----------------------------------------------------------
The fund paid a total of $69,922,000 for these securities.
----------------------------------------------------------

                                                                                % of
                                                                             Net Assets
========================================================================================================================
Summary of Portfolio Assets

------------------------------------------------------------------------------------------------------------------------
Investments                                                                     107.7%                    $3,331,470,572
------------------------------------------------------------------------------------------------------------------------
Cash and Other Assets, Less Liabilities                                          (7.7%)                     (239,573,911)
                                                                                -----                     --------------
------------------------------------------------------------------------------------------------------------------------
Net Assets                                                                      100.0%                    $3,091,896,661
                                                                                =====                     ==============

-------------------------------------------------------------
The fund paid a total of $2,284,478,410 for these securities.
-------------------------------------------------------------


14 State Street Research Investment Trust

State Street Research Investment Trust
-----------------------------------------
Report on Special Meeting of Shareholders

A Special Meeting of Shareholders of State Street Research Investment Trust ("Trust"), a series of State Street Research Master Investment Trust ("Master Trust"), was convened on April 6, 1999 ("Meeting"). The results of the Meeting are set forth below.

Action on Proposal                                    Votes (millions of shares)

                                                       For            Withheld
                                                      -------------------------

The following persons were elected as Trustees:

Bruce R. Bond---------------------------------------  118.3             1.5

Susan M. Phillips-----------------------------------  118.3             1.4

--------------------------------------------------------------------------------

Federal Income Tax Information

At June 30, 1999, the net unrealized appreciation of investments based on cost for federal income tax purposes
$2,284,769,143 was as follows:

Aggregate gross unrealized appreciation for all investments in
which there is an excess of value over tax cost                  $1,075,711,257

Aggregate gross unrealized depreciation for all investments in
which there is an excess of tax cost over value                     (29,009,828)
                                                                 --------------

                                                                 $1,046,701,429
                                                                 ==============

--------------------------------------------------------------------------------

Statement of
Assets and Liabilities  June 30, 1999 (unaudited)
--------------------------------------------------------------------------------

This is the fund's balance sheet as of the report date. It shows the fund's total assets, its liabilities and, by subtraction, its net assets. It also shows the share price for each share class as of the report date.

Assets

Investments, at market value                                     $3,331,470,572

-------------------------------------------------------------
The fund paid a total of $2,284,478,410 for these securities.
-------------------------------------------------------------

Cash                                                                      1,034
Receivable for fund shares sold                                       4,747,148
Dividends and interest receivable                                     2,082,363
Other assets                                                            349,458
                                                                 --------------
                                                                  3,338,650,575

Liabilities

Payable for collateral received on
  securities loaned                                                 237,511,739
Accrued management fee                                                3,508,217

--------------------------------------------------------------------------------
The management fee is 0.55% of the first $500 million of fund assets, annually, 0.50% of the next $500 million, and 0.45% of any amount over $1 billion and amounted to $6,655,708 for the report period.
--------------------------------------------------------------------------------

Payable for securities purchased                                      2,132,278
Payable for fund shares redeemed                                      1,628,521
Accrued distribution and service fees                                 1,208,417
Accrued transfer agent and
  shareholder services                                                  362,123
Dividends payable                                                       227,380
Accrued trustees' fees                                                   25,338
Other accrued expenses                                                  149,901
                                                                 --------------
                                                                    246,753,914
                                                                 --------------

Net Assets                                                       $3,091,896,661
                                                                 ==============

Net Assets consist of:
  Distribution in excess of net investment income                   $(1,505,529)
  Unrealized appreciation of investments                          1,046,992,162
  Accumulated net realized gain                                     162,132,765
  Paid-in capital                                                 1,884,277,263
                                                                 --------------
                                                                 $3,091,896,661
                                                                 ==============

--------------------------------------------------------------------------------

                    Net Asset Value (NAV) of Each Share Class

Except where noted, the NAV is the offering and the redemption price for each class.

               Net Assets   /  Number of Shares   =    NAV

       A      $715,970,069        53,037,463         $13.50*
       B(1)   $151,690,358        11,368,148         $13.34**
       B    $1,040,220,349        77,981,747         $13.34**
       C       $78,363,953         5,854,664         $13.38**
       S    $1,105,651,932        81,487,754         $13.57

*  Maximum offering price per share $14.32

** When you sell Class B(1), Class B or Class C shares, you receive the net asset value minus deferred sales charge

--------------------------------------------------------------------------------


16 State Street Research Investment Trust

Statement of
Operations    For the six months ended June 30, 1999 (unaudited)
--------------------------------------------------------------------------------

This shows what the fund earned and lost over the report period, and what its expenses were.

Investment Income

Dividends, net of foreign taxes                                     $13,359,507

----------------------------------------
The fund paid foreign taxes of $148,157.
----------------------------------------

Interest                                                              2,359,418

--------------------------------------------------------------------------------
Includes $150,321 in income from the lending of portfolio securities. As of the report date, the fund had a total of $220,979,478 of securities out on loan and was holding a total of $237,511,739 in collateral related to those loans.
--------------------------------------------------------------------------------

                                                                   ------------
                                                                     15,718,925

Expenses

Management fee                                                        6,655,708

--------------------------------------------------------------------------------
The management fee is 0.55% of the first $500 million of fund assets, annually, 0.50% of the next $500 million, and 0.45% of any amount over $1 billion.
--------------------------------------------------------------------------------

Transfer agent and shareholder services                               1,607,063

--------------------------------------------------------------------------------
Includes a total of $564,005 paid to the distributor for the services it provided and to MetLife for similar services it provided, including maintaining the accounts of some investors who hold shares through that firm's employee benefit plans and other sponsored arrangements.
--------------------------------------------------------------------------------

Service fee-Class A                                                     791,281
Distribution and service fees-Class B(1)                                344,085
Distribution and service fees-Class B                                 4,899,568
Distribution and service fees-Class C                                   329,169

--------------------------------------------------------------------------------
Payments made to the distributor under the fund's 12b-1 plans. The fees cover personal services and the maintenance of shareholder accounts. The fees also cover distribution and marketing expenditures for the sale of fund shares.
--------------------------------------------------------------------------------

Custodian fee                                                           184,170
Reports to Shareholders                                                 162,560
Registration fees                                                       111,142
Audit fee                                                                15,748
Trustees' fees                                                           13,276

--------------------------------------------------------------------------------
Paid only to trustees who aren't currently affiliated with the adviser (the fund doesn't pay trustees fees to affiliated trustees).
--------------------------------------------------------------------------------

Legal fees                                                                9,008
Miscellaneous                                                            15,084
                                                                   ------------
                                                                     15,137,862
Fees paid indirectly                                                   (160,087)

-----------------------------------------------------------------------
Represents transfer agent credits earned from uninvested cash balances.
-----------------------------------------------------------------------

                                                                   ------------
                                                                     14,977,775
                                                                   ------------
Net investment income                                                   741,150
                                                                   ------------

Realized and Unrealized Gain
on Investments

Net realized gain on investments                                    167,051,376

--------------------------------------------------------------------------------
To earn this, the fund sold $1,027,515,443 of securities. During this same period, the fund also bought $1,228,399,175 worth of securities. These figures don't include short-term obligations or U.S. government securities.
--------------------------------------------------------------------------------

Net unrealized appreciation of investments                          112,855,872
                                                                   ------------
Net gain on investments                                             279,907,248
                                                                   ------------
Net increase in net assets resulting
  from operations                                                  $280,648,398
                                                                   ============

Statement of
Changes in Net Assets
--------------------------------------------------------------------------------

This shows how the fund's size changed over the report period, including changes that resulted from investment performance as well as those that resulted from shareholders buying and selling fund shares.

                                                                Six months ended
                                                Year ended        June 30, 1999
                                            December 31, 1998      (unaudited)

Increase (Decrease) in Net Assets

Operations:
Net investment income                           $10,333,698           $741,150
Net realized gain
  on investments                                170,998,002        167,051,376
Net unrealized appreciation
  of investments                                377,577,808        112,855,872
                                             ---------------------------------
Net increase resulting
  from operations                               558,909,508        280,648,398
                                             ---------------------------------

Dividends from net investment income:
  Class A                                        (2,587,460)          (594,273)
  Class S                                        (7,493,736)        (2,063,972)
                                             ---------------------------------
                                                (10,081,196)        (2,658,245)
                                             ---------------------------------

Distributions from net realized gains:
  Class A                                       (39,822,904)        (6,647,367)
  Class B(1)                                             --           (689,095)
  Class B                                       (65,309,613)       (10,485,973)
  Class C                                        (3,824,821)          (702,447)
  Class S                                       (76,915,562)       (10,971,820)
                                             ---------------------------------
                                               (185,872,900)       (29,496,702)
                                             ---------------------------------
Net increase from fund
  share transactions                            395,671,890        238,883,274
                                             ---------------------------------
Total increase in net assets                    758,627,302        487,376,725
                                             ---------------------------------

Net Assets

Beginning of period                           1,845,892,634      2,604,519,936
                                             ---------------------------------
End of period                                $2,604,519,936     $3,091,896,661
                                             =================================

--------------------------------------------------------------------------------
Includes undistributed (overdistributed) net investment income of $411,566 and $(1,505,529), respectively.
--------------------------------------------------------------------------------


18 State Street Research Investment Trust

--------------------------------------------------------------------------------

These transactions break down by share class as follows:

                                                    Year ended                       Six months ended
                                                 December 31, 1998              June 30, 1999 (unaudited)
                                            ==============================================================

Class A                                        Shares          Amount            Shares          Amount
==========================================================================================================
Shares sold                                  15,387,705     $179,548,411       10,955,217     $140,855,410*

Issued upon reinvestment of:

  Distributions from net realized gains       3,305,725       38,989,534          506,311        6,495,967

  Dividends from net investment income          208,775        2,431,646           45,865          588,068

Shares redeemed                              (7,738,830)     (89,464,550)      (4,970,599)     (64,111,167)
                                            --------------------------------------------------------------
Net increase                                 11,163,375     $131,505,041        6,536,794      $83,828,278
                                            --------------------------------------------------------------

----------------------------------------------------------------------------------------------------------

Class B(1)(a)                                  Shares          Amount            Shares          Amount
==========================================================================================================
Shares sold                                          --               --       11,604,116     $148,308,953**

  Issued upon reinvestment of
  distribution from net realized gains               --               --           53,120          643,395

Shares redeemed                                      --               --         (289,088)      (3,738,381)***
                                            --------------------------------------------------------------
Net increase                                         --               --       11,368,148     $145,213,967
                                            --------------------------------------------------------------

----------------------------------------------------------------------------------------------------------

Class B                                        Shares          Amount            Shares          Amount
==========================================================================================================
Shares sold                                  28,941,723     $335,668,941        6,784,398      $86,111,579**

  Issued upon reinvestment of
  distributions from net realized gains       5,418,219       63,334,450          803,973       10,209,469

Shares redeemed                             (11,279,857)    (129,650,410)      (6,693,677)     (85,391,289)***
                                            --------------------------------------------------------------
Net increase                                 23,080,085     $269,352,981          894,694      $10,929,759
                                            --------------------------------------------------------------

----------------------------------------------------------------------------------------------------------

Class C                                        Shares          Amount            Shares          Amount
==========================================================================================================
Shares sold                                   1,707,702      $19,923,326        1,728,169      $22,119,789

  Issued upon reinvestment of
  distributions from net realized gains         306,530        3,595,984           51,492          655,996

Shares redeemed                              (1,015,775)     (11,590,128)        (420,488)      (5,365,727)****
                                            --------------------------------------------------------------
Net increase                                    998,457      $11,929,182        1,359,173      $17,410,058
                                            --------------------------------------------------------------

----------------------------------------------------------------------------------------------------------

Class S                                        Shares          Amount            Shares          Amount
==========================================================================================================
Shares sold                                   2,501,260      $29,464,708        1,257,375      $16,251,586

Issued upon reinvestment of:

  Distributions from net realized gains       3,427,990       40,551,340          448,069        5,775,610

  Dividends from net investment income          285,270        3,357,017           64,079          839,823

Shares redeemed                              (7,808,814)     (90,488,379)      (3,200,110)     (41,365,807)
                                            --------------------------------------------------------------
Net decrease                                 (1,594,294)    $(17,115,314)      (1,430,587)    $(18,498,788)
                                            --------------------------------------------------------------

----------------------------------------------------------------------------------------------------------

      The trustees have the authority to issue an unlimited number of fund shares, with a $.001 par value per share.

* Includes $407,895 and $2,464,779 in sales charges collected by the distributor and MetLife.

** Like all broker-dealers, MetLife received commissions that were calculated as a percentage of these sales but the commissions of $1,042,039 and $1,889,148 for Class B(1) and Class B, were paid by the distributor, not the fund.

*** Includes $59,079 and $870,339 in deferred sales charges collected by the distributor for Class B(1) and Class B.

****  Includes $3,170 in deferred sales charges collected by the distributor.

(a)   January 1, 1999 (commencement of share class) to June 30, 1999.

--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

                                                                                       Class A
                                                     =======================================================================

                                                                   Years ended December 31
                                                     --------------------------------------------------     Six months ended
                                                                                                              June 30,1999
Per Share Data                                         1994      1995(a)    1996(a)    1997(a)    1998(a)    (unaudited)(a)
============================================================================================================================
Net asset value, beginning of period ($)               8.69       7.74       9.16       9.07      10.41          12.36
                                                      -----      -----      -----      -----      -----          -----

  Net investment income (loss) ($)                     0.11       0.14       0.12       0.10       0.07           0.02

  Net realized and unrealized gain (loss)
  on investments ($)                                  (0.44)      2.39       1.80       2.54       2.89           1.26
                                                      -----      -----      -----      -----      -----          -----

Total from investment operations ($)                  (0.33)      2.53       1.92       2.64       2.96           1.28
                                                      -----      -----      -----      -----      -----          -----

  Dividends from net investment income ($)            (0.12)     (0.13)     (0.13)     (0.10)     (0.06)         (0.01)

  Distributions from net realized gains ($)           (0.50)     (0.98)     (1.87)     (1.20)     (0.95)         (0.13)

  Distribution in excess of net realized gains ($)       --         --      (0.01)        --         --             --
                                                      -----      -----      -----      -----      -----          -----

Total distributions ($)                               (0.62)     (1.11)     (2.01)     (1.30)     (1.01)         (0.14)
                                                      -----      -----      -----      -----      -----          -----

Net asset value, end of period ($)                     7.74       9.16       9.07      10.41      12.36          13.50
                                                      =====      =====      =====      =====      =====          =====

Total return (%)(b)                                   (3.84)     32.85      21.03      28.91      29.12          10.47(d)


Ratios/Supplemental Data
============================================================================================================================

Net assets at end of period ($ thousands)            92,137    135,676    223,868    367,759    574,858        715,970

Ratio of operating expenses to
average net assets (%)                                 0.89       0.78       0.75       0.76       0.85           0.88(e)

Ratio of net investment income (loss)
to average net assets (%)                              1.26       1.54       1.17       0.90       0.63           0.26(e)

Portfolio turnover rate (%)                           33.08      39.21      73.51      75.21      66.32          37.29


                                                         Class B(1)
                                                      =================

                                                      Six months ended
                                                        June 30,1999
Per Share Data                                        (unaudited)(a)(c)
=======================================================================
Net asset value, beginning of period ($)                    12.25
                                                          -------

  Net investment income (loss) ($)                          (0.03)

  Net realized and unrealized gain (loss)
  on investments ($)                                         1.25
                                                          -------

Total from investment operations ($)                         1.22
                                                          -------

  Dividends from net investment income ($)                     --

  Distributions from net realized gains ($)                 (0.13)

  Distribution in excess of net realized gains ($)             --
                                                          -------

Total distributions ($)                                     (0.13)
                                                          -------

Net asset value, end of period ($)                          13.34
                                                          =======

Total return (%)(b)                                         10.05(d)

Ratios/Supplemental Data
==========================================================================

Net assets at end of period ($ thousands)                 151,690

Ratio of operating expenses to
average net assets (%)                                       1.63(e)

Ratio of net investment income (loss)
to average net assets (%)                                   (0.47)(e)

Portfolio turnover rate (%)                                 37.29

                                                                                    Class B
                                                      =====================================================================
                                                                    Years ended December 31
                                                      ---------------------------------------------------  Six months ended
                                                                                                             June 30,1999
Per Share Data                                          1994      1995(a)    1996(a)    1997(a)   1998(a)   (unaudited)(a)
===========================================================================================================================
Net asset value, beginning of period ($)                8.66       7.72       9.13       9.03      10.34        12.25
                                                       -----      -----      -----      -----      -----        -----

  Net investment income (loss) ($)                      0.06       0.07       0.04       0.02      (0.01)       (0.03)

  Net realized and unrealized gain (loss)
  on investments ($)                                   (0.44)      2.38       1.80       2.51       2.87         1.25
                                                       -----      -----      -----      -----      -----        -----

Total from investment operations ($)                   (0.38)      2.45       1.84       2.53       2.86         1.22
                                                       -----      -----      -----      -----      -----        -----

  Dividends from net investment income ($)             (0.06)     (0.06)     (0.06)     (0.02)        --           --

  Distributions from net realized gains ($)            (0.50)     (0.98)     (1.87)     (1.20)     (0.95)       (0.13)

  Distribution in excess of net realized gains ($)        --         --      (0.01)        --         --           --
                                                       -----      -----      -----      -----      -----        -----

Total distributions ($)                                (0.56)     (1.04)     (1.94)     (1.22)     (0.95)       (0.13)
                                                       -----      -----      -----      -----      -----        -----

Net asset value, end of period ($)                      7.72       9.13       9.03      10.34      12.25        13.34
                                                       =====      =====      =====      =====      =====        =====

Total return (%)(b)                                    (4.43)     31.86      20.15      27.80      28.26        10.05(d)


Ratios/Supplemental Data
===========================================================================================================================

Net assets at end of period ($ thousands)            113,301    183,446    315,766    558,568    944,388    1,040,220

Ratio of operating expenses to
average net assets (%)                                  1.64       1.53       1.50       1.51       1.60         1.63(e)

Ratio of net investment income (loss)
to average net assets (%)                               0.51       0.79       0.41       0.15      (0.12)       (0.49)(e)

Portfolio turnover rate (%)                            33.08      39.21      73.51      75.21      66.32        37.29


20 State Street Research Investment Trust

                                                                                   Class C
                                                     ===================================================================

                                                                   Years ended December 31
                                                     ------------------------------------------------   Six months ended
                                                                                                          June 30,1999
Per Share Data                                         1994     1995(a)   1996(a)   1997(a)   1998(a)    (unaudited)(a)
========================================================================================================================
Net asset value, beginning of period ($)               8.68      7.74      9.15      9.05     10.38          12.29
                                                      -----     -----     -----     -----     -----          -----

  Net investment income (loss) ($)                     0.05      0.07      0.04      0.02     (0.01)         (0.03)

  Net realized and unrealized gain (loss)
  on investments ($)                                  (0.43)     2.38      1.79      2.53      2.87           1.25
                                                      -----     -----     -----     -----     -----          -----

Total from investment operations ($)                  (0.38)     2.45      1.83      2.55      2.86           1.22
                                                      -----     -----     -----     -----     -----          -----

  Dividends from net investment income ($)            (0.06)    (0.06)    (0.05)    (0.02)       --             --

  Distributions from net realized gains ($)           (0.50)    (0.98)    (1.87)    (1.20)    (0.95)         (0.13)

  Distribution in excess of net realized gains ($)       --        --     (0.01)       --        --             --
                                                      -----     -----     -----     -----     -----          -----

Total distributions ($)                               (0.56)    (1.04)    (1.93)    (1.22)    (0.95)         (0.13)
                                                      -----     -----     -----     -----     -----          -----

Net asset value, end of period ($)                     7.74      9.15      9.05     10.38     12.29          13.38
                                                      =====     =====     =====     =====     =====          =====

Total return (%)(b)                                   (4.45)    31.75     20.09     27.93     28.15          10.02(d)


Ratios/Supplemental Data
========================================================================================================================

Net assets at end of period ($ thousands)            11,707    16,841    25,658    36,290    55,263         78,364

Ratio of operating expenses to average
net assets (%)                                         1.64      1.53      1.50      1.51      1.60           1.63(e)

Ratio of net investment income (loss)
to average net assets (%)                              0.51      0.79      0.42      0.15     (0.13)         (0.49)(e)

Portfolio turnover rate (%)                           33.08     39.21     73.51     75.21     66.32          37.29

                                                                                     Class S
                                                     ======================================================================

                                                                   Years ended December 31
                                                     ------------------------------------------------      Six months ended
                                                                                                             June 30,1999
Per Share Data                                         1994     1995(a)    1996(a)    1997(a)     1998(a)   (unaudited)(a)
===========================================================================================================================
Net asset value, beginning of period ($)                8.70       7.76       9.18       9.11        10.45        12.42
                                                       -----      -----      -----      -----        -----        -----

  Net investment income (loss) ($)                      0.13       0.16       0.14       0.12         0.10         0.03

  Net realized and unrealized gain (loss)
  on investments ($)                                   (0.43)      2.39       1.82       2.54         2.91         1.28
                                                       -----      -----      -----      -----        -----        -----

Total from investment operations ($)                   (0.30)      2.55       1.96       2.66         3.01         1.31
                                                       -----      -----      -----      -----        -----        -----

  Dividends from net investment income ($)             (0.14)     (0.15)     (0.15)     (0.12)       (0.09)       (0.03)

  Distributions from net realized gains ($)            (0.50)     (0.98)     (1.87)     (1.20)       (0.95)       (0.13)

  Distribution in excess of net realized gains ($)        --         --      (0.01)        --           --           --
                                                       -----      -----      -----      -----        -----        -----

Total distributions ($)                                (0.64)     (1.13)     (2.03)     (1.32)       (1.04)       (0.16)
                                                       -----      -----      -----      -----        -----        -----

Net asset value, end of period ($)                      7.76       9.18       9.11      10.45        12.42        13.57
                                                       =====      =====      =====      =====        =====        =====

Total return (%)(b)                                    (3.47)     33.07      21.48      29.08        29.51        10.61(d)


Ratios/Supplemental Data
===========================================================================================================================

Net assets at end of period ($ thousands)            627,551    738,649    780,627    883,276    1,030,011    1,105,652

Ratio of operating expenses to average
net assets (%)                                          0.65       0.54       0.50       0.51         0.60         0.63(e)

Ratio of net investment income (loss)
to average net assets (%)                               1.54       1.81       1.44       1.17         0.88         0.50(e)

Portfolio turnover rate (%)                            33.08      39.21      73.51      75.21        66.32        37.29

(a)   Per-share figures have been calculated using the average shares method.
(b)   Does not reflect any front-end or contingent deferred sales charges.
(c)   January 1, 1999 (commencement of share class) to June 30, 1999.
(d)   Not annualized.
(e)   Annualized.

Glossary

      12b-1 fees -- Fees paid from mutual fund assets for personal services and for the maintenance of shareholder accounts and distribution and marketing expenses. The fees are named after the SEC rule that permits them.

      average shares method -- The practice of basing a fund's calculations for a given period on the average number of shares that were outstanding during that period.

      bid and asked quotations -- The prices for buyers and sellers of a given security. With most "over the counter" stocks, the price a buyer pays is slightly higher than the price the seller receives (some of the difference is retained by the broker who is primarily responsible for the security being traded). Most transactions in stocks that are traded over the counter take place at a price somewhere between the bid and asked quotations.

      Nasdaq -- The stock price quotation system operated by the National Association of Securities Dealers. The Nasdaq system operates as a clearing house for transaction data about stocks that are traded "over the counter" around the U.S.

      New York Stock Exchange -- The largest stock exchange in the United States, and the place where many of the largest company stocks are listed. Unlike the Nasdaq system, the NYSE is a physical exchange, with all trading occurring on the exchange's trading floor on Wall Street.

      Principal Amount -- With bonds and certain other debt securities, the amount of the underlying principal of the security. When the security matures, the issuer is obligated to repay this amount to the holder of the security. Also called "face value" or "par value".


22 State Street Research Investment Trust

[LOGO] STATE STREET RESEARCH                                        ------------
       One Financial Center o Boston, MA 02111                        Bulk Rate
                                                                    U.S. Postage
                                                                        PAID
                                                                      Permit #6
                                                                    Hartford, CT
                                                                    ------------

Contact Information for
Investor Services
--------------------------------------------------------------------------------

New accounts

[GRAPHIC]  contact your financial professional
           for assistance

[GRAPHIC]  phone
           1-800-562-0032
           Monday through Friday
           8 am - 6 pm Eastern time

           hearing-impaired:
           1-800-676-7876

           Chinese and Spanish-speaking:
           1-888-638-3193

[GRAPHIC]  mail
           State Street Research Service Center
           P.O. Box 8408
           Boston, MA 02266-8408

Mutual fund purchases,
exchanges, and
account information

[GRAPHIC]  internet
           www.ssrfunds.com

[GRAPHIC]  e-mail
           info@ssrfunds.com

[GRAPHIC]  phone
           1-800-562-0032
           Monday through Friday
           8 am - 6 pm Eastern time

           hearing-impaired:
           1-800-676-7876

           Chinese and Spanish-speaking:
           1-888-638-3193

[GRAPHIC]  fax
           1-617-737-9722
           (request confirmation number
           first from Service Center:
           1-800-562-0032)

[GRAPHIC]  mail
           State Street Research Service Center
           P.O. Box 8408
           Boston, MA 02266-8408

--------------------------------------------------------------------------------
For 24-hour
Automated Access
   to Your Account

[GRAPHIC]

OverView

For more information on the products and services mentioned in OverView, our shareholder newsletter, visit our Web site at www.ssrfunds.com
--------------------------------------------------------------------------------

State Street Research

Spectrum of Funds

Growth Funds
        o Global Resources Fund
        o Aurora Fund
        o Emerging Growth Fund
        o Capital Fund
        o International Equity Fund
        o Growth Fund
        o Galileo Fund
        o Legacy Fund

Growth & Income Funds
        o Argo Fund
        o Investment Trust
        o Alpha Fund
        o Strategic Growth & Income Fund
        (formerly Managed Assets)

Income Funds
        o High Income Fund
        o Strategic Income Fund
        o New York Tax-Free Fund
        o Tax-Exempt Fund
        o Government Income Fund
        o Money Market Fund

State Street Research
--------------------------------------------------------------------------------

                                       FYI

o USA TODAY recently published an article on State Street Research Investment Trust. For a complimentary copy, call us.

o Portfolio Manager John Wilson was the featured guest on PBS-TV's Wall $treet Week With Louis Rukeyser in July.

o Now available: State Street Research Investment Trust prospectus and fact sheet in Chinese and Spanish translations.

                  --------------------------------------------
                                    [GRAPHIC]

                                     DALBAR
                              HONORS COMMITMENT TO:
                                    INVESTORS
                  --------------------------------------------
                      for Excellence in Shareholder Service

--------------------------------------------------------------------------------
This report must be accompanied or preceded by a current State Street Research Investment Trust prospectus. When used after September 30, 1999, this report must be accompanied by a current Quarterly Performance Update.

The Dalbar awards recognize quality shareholder service and should not be considered a rating of fund performance. The survey included mutual fund complexes that volunteered or were otherwise selected to participate and was not industry-wide.

Control Number:(exp0800)SSR-LD                                      IT-015G-0899